SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Supplementary Cash Flow Information [Abstract]
Amounts receivable, prepaid expenses and other assets	$ 234	$ 195	$ (42)
Accounts payable and other liabilities	(973)	(697)	251
Net change in non-cash working capital	(739)	(502)	209
Other Items:
Capitalized stock option expense	$ 175	108	$ 3
Amount reclassified from accounts payable and other liabilities		$ 112